Defined Contribution Plan (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, employer contributions	$ 0.2	$ 0.2	$ 0.7	$ 0.5